Schedule of Investments(a)
November 30, 2021
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–93.12%
Aerospace & Defense–2.30%
Bombardier, Inc. (Canada),
7.50%, 03/15/2025(b)	$36,000	$36,749
7.88%, 04/15/2027(b)	42,000	43,292
Howmet Aerospace, Inc.,
5.13%, 10/01/2024	166,000	177,798
5.90%, 02/01/2027	100,000	112,608
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	220,580
TransDigm, Inc., 5.50%, 11/15/2027	150,000	151,204
Triumph Group, Inc., 8.88%, 06/01/2024(b)	133,000	145,882
		888,113
Agricultural Products–0.54%
JBS USA Food Co., 7.00%, 01/15/2026(b)	200,000	208,407
Airlines–1.19%
American Airlines, Inc., 11.75%, 07/15/2025(b)	93,000	112,937
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	135,000	141,075
Delta Air Lines, Inc., 2.90%, 10/28/2024	177,000	178,454
United Airlines, Inc., 4.38%, 04/15/2026(b)	28,000	28,166
		460,632
Alternative Carriers–0.94%
Lumen Technologies, Inc.,
Series W, 6.75%, 12/01/2023	131,000	141,369
Series P, 7.60%, 09/15/2039	121,000	129,737
Series U, 7.65%, 03/15/2042	86,000	92,701
		363,807
Apparel, Accessories & Luxury Goods–0.59%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	66,000	70,342
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	150,000	156,314
		226,656
Auto Parts & Equipment–0.87%
Adient US LLC, 9.00%, 04/15/2025(b)	127,000	134,773
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	32,000	33,724
Tenneco, Inc., 7.88%, 01/15/2029(b)	158,000	169,122
		337,619
Automobile Manufacturers–3.06%
Ford Motor Co.,
7.13%, 11/15/2025	75,000	87,137
6.63%, 10/01/2028	400,000	479,748
9.98%, 02/15/2047	65,000	106,848
Ford Motor Credit Co. LLC, 4.13%, 08/04/2025	350,000	366,485
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	132,000	141,122
		1,181,340
Principal Amount		Value
Biotechnology–0.18%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	$74,000	$70,425
Broadcasting–2.30%
AMC Networks, Inc.,
5.00%, 04/01/2024	63,000	63,447
4.25%, 02/15/2029	109,000	106,584
iHeartCommunications, Inc., 8.38%, 05/01/2027	64,671	68,136
Liberty Interactive LLC, 8.25%, 02/01/2030	195,000	209,056
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	142,000	129,086
TEGNA, Inc., 5.00%, 09/15/2029	310,000	311,257
		887,566
Building Products–1.44%
Builders FirstSource, Inc., 6.75%, 06/01/2027(b)	146,000	153,817
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	200,000	194,480
SRM Escrow Issuer LLC, 6.00%, 11/01/2028(b)	201,000	208,284
		556,581
Cable & Satellite–3.51%
CSC Holdings LLC, 6.50%, 02/01/2029(b)	287,000	303,824
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc, 5.88%, 08/15/2027(b)	239,000	243,630
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	200,000	207,799
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	70,000	72,485
Telesat Canada/Telesat LLC (Canada), 5.63%, 12/06/2026(b)	188,000	172,902
UPC Broadband Finco B.V. (Netherlands), 4.88%, 07/15/2031(b)	200,000	202,402
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	150,000	154,626
		1,357,668
Casinos & Gaming–4.54%
Affinity Gaming, 6.88%, 12/15/2027(b)	170,000	174,631
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)	40,000	43,943
International Game Technology PLC, 6.50%, 02/15/2025(b)	200,000	217,255
Melco Resorts Finance Ltd. (Hong Kong), 5.75%, 07/21/2028(b)	200,000	197,022
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	200,000	202,433
MGM Resorts International, 5.75%, 06/15/2025	175,000	185,039
Sabre GLBL, Inc.,
9.25%, 04/15/2025(b)	86,000	95,808
7.38%, 09/01/2025(b)	210,000	217,667

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Casinos & Gaming–(continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
4.25%, 05/30/2023(b)	$150,000	$150,321
5.50%, 03/01/2025(b)	270,000	270,868
		1,754,987
Coal & Consumable Fuels–0.51%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	196,000	197,391
Murray Energy Corp., 3.00% PIK Rate, 9.00% Cash Rate, 04/15/2024(b)(c)	130,760	667
		198,058
Commodity Chemicals–0.77%
Methanex Corp. (Canada),
5.13%, 10/15/2027	138,000	144,497
5.25%, 12/15/2029	147,000	153,815
		298,312
Communications Equipment–1.45%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	99,000	95,775
Plantronics, Inc., 4.75%, 03/01/2029(b)	180,000	162,450
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	159,000	161,343
ViaSat, Inc., 5.63%, 04/15/2027(b)	136,000	139,211
		558,779
Construction & Engineering–0.67%
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	72,000	72,605
Fluor Corp., 4.25%, 09/15/2028	181,000	184,911
		257,516
Construction Machinery & Heavy Trucks–0.22%
Trinity Industries, Inc., 4.55%, 10/01/2024	82,000	85,852
Consumer Finance–2.06%
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	194,000
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	139,000	142,056
Navient Corp.,
5.88%, 10/25/2024	101,000	105,778
6.75%, 06/25/2025	160,000	172,769
5.63%, 08/01/2033	79,000	73,444
OneMain Finance Corp., 6.13%, 03/15/2024	101,000	106,176
		794,223
Copper–0.39%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	142,000	152,143
Department Stores–1.19%
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024	352,000	362,381
Nordstrom, Inc., 6.95%, 03/15/2028	85,000	95,418
		457,799
Principal Amount		Value
Diversified Banks–1.01%
Banco Mercantil del Norte S.A. (Mexico), 7.50%(b)(d)(e)	$160,000	$171,222
UniCredit S.p.A. (Italy), 5.46%, 06/30/2035(b)(d)	200,000	217,309
		388,531
Diversified Capital Markets–0.85%
Deutsche Bank AG (Germany), 4.30%, 05/24/2028(d)	318,000	326,606
Diversified Chemicals–0.41%
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	160,000	157,102
Diversified Metals & Mining–0.27%
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	95,000	102,493
Diversified REITs–1.59%
iStar, Inc., 4.75%, 10/01/2024	153,000	158,405
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	115,000	123,149
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	183,000	191,589
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	140,000	141,813
		614,956
Diversified Support Services–0.43%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)	60,000	53,700
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	111,000	112,804
		166,504
Drug Retail–0.14%
Rite Aid Corp., 8.00%, 11/15/2026(b)	55,000	54,805
Education Services–0.02%
Graham Holdings Co., 5.75%, 06/01/2026(b)	9,000	9,367
Electric Utilities–1.15%
FirstEnergy Transmission LLC, 4.35%, 01/15/2025(b)	123,000	130,545
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	200,000	196,975
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)	127,000	118,140
		445,660
Electrical Components & Equipment–0.93%
Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	100,000	105,469
5.63%, 11/01/2024(b)	128,000	139,905
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	107,000	113,156
		358,530
Electronic Components–0.15%
Brightstar Escrow Corp., 9.75%, 10/15/2025(b)	55,000	58,897
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Environmental & Facilities Services–0.93%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	$170,000	$174,138
Stericycle, Inc.,
5.38%, 07/15/2024(b)	105,000	107,619
3.88%, 01/15/2029(b)	78,000	76,161
		357,918
Fertilizers & Agricultural Chemicals–0.58%
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	10,000	10,088
Eurochem Finance DAC (Russia), 5.50%, 03/13/2024(b)	200,000	213,050
		223,138
Food Distributors–0.36%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	150,000	140,140
Footwear–0.27%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	97,000	104,470
Gas Utilities–0.38%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	138,000	147,250
Health Care Equipment–0.42%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	146,000	161,201
Health Care Facilities–1.51%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	33,000	33,165
HCA, Inc.,
5.38%, 02/01/2025	129,000	140,868
7.50%, 11/15/2095	30,000	44,412
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	31,000	32,583
Tenet Healthcare Corp.,
6.75%, 06/15/2023	35,000	37,253
4.63%, 07/15/2024	72,000	72,719
4.63%, 09/01/2024(b)	120,000	122,400
6.13%, 10/01/2028(b)	99,000	101,247
		584,647
Health Care REITs–0.27%
Diversified Healthcare Trust, 4.75%, 02/15/2028	110,000	104,385
Health Care Services–1.55%
Community Health Systems, Inc.,
6.88%, 04/15/2029(b)	33,000	32,495
6.13%, 04/01/2030(b)	33,000	31,680
MEDNAX, Inc., 6.25%, 01/15/2027(b)	110,000	114,946
Omnicare, Inc., 4.75%, 12/01/2022	30,000	30,915
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	195,000	205,674
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	178,000	182,606
		598,316
Principal Amount		Value
Homebuilding–0.98%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	$187,000	$179,790
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	100,000	102,974
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	90,000	97,592
		380,356
Homefurnishing Retail–0.26%
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	100,000	100,187
Hotel & Resort REITs–1.04%
Service Properties Trust,
4.65%, 03/15/2024	159,000	155,282
4.35%, 10/01/2024	177,000	173,000
4.95%, 02/15/2027	78,000	74,586
		402,868
Hotels, Resorts & Cruise Lines–2.88%
Carnival Corp.,
7.63%, 03/01/2026(b)	185,000	190,087
9.88%, 08/01/2027(b)	92,000	103,730
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	234,000	241,167
Royal Caribbean Cruises Ltd.,
9.13%, 06/15/2023(b)	150,000	159,402
11.50%, 06/01/2025(b)	73,000	81,602
Travel + Leisure Co.,
5.65%, 04/01/2024	7,000	7,358
Series J, 6.00%, 04/01/2027	174,000	184,049
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	151,000	145,125
		1,112,520
Independent Power Producers & Energy Traders–0.98%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	200,000	187,220
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)	188,000	189,773
		376,993
Industrial Conglomerates–0.34%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	131,000	132,939
Insurance Brokers–0.17%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	32,000	32,406
HUB International Ltd., 7.00%, 05/01/2026(b)	33,000	33,746
		66,152
Integrated Oil & Gas–0.76%
Occidental Petroleum Corp.,
6.95%, 07/01/2024	100,000	110,231
2.90%, 08/15/2024	184,000	184,754
		294,985
Integrated Telecommunication Services–3.13%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	200,000	208,786
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Embarq Corp., 8.00%, 06/01/2036	$162,000	$177,891
Frontier Communications Holdings LLC,
5.00%, 05/01/2028(b)	170,000	170,791
5.88%, 11/01/2029	72,000	70,898
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(f)	40,765	34,847
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	305,000	316,825
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	221,000	230,613
		1,210,651
Interactive Media & Services–0.55%
Audacy Capital Corp., 6.50%, 05/01/2027(b)	102,000	99,884
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	69,000	71,719
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	94,000	41,824
		213,427
Internet & Direct Marketing Retail–1.03%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	271,000	272,509
QVC, Inc., 4.85%, 04/01/2024	117,000	125,328
		397,837
Investment Banking & Brokerage–0.39%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	115,000	119,806
NFP Corp., 6.88%, 08/15/2028(b)	32,000	31,760
		151,566
Leisure Facilities–0.67%
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	131,000	154,993
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	100,000	104,709
		259,702
Managed Health Care–0.20%
Magellan Health, Inc., 4.90%, 09/22/2024	73,000	78,622
Metal & Glass Containers–1.12%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)	200,000	196,495
Ball Corp., 4.00%, 11/15/2023	123,000	128,827
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	34,000	33,425
TriMas Corp., 4.13%, 04/15/2029(b)	73,000	73,156
		431,903
Mortgage REITs–0.28%
New Residential Investment Corp., 6.25%, 10/15/2025(b)	109,000	107,724
Movies & Entertainment–1.41%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	204,409
Cinemark USA, Inc.,
8.75%, 05/01/2025(b)	100,000	106,450
5.88%, 03/15/2026(b)	20,000	19,805
5.25%, 07/15/2028(b)	120,000	113,900
Principal Amount		Value
Movies & Entertainment–(continued)
Netflix, Inc., 5.75%, 03/01/2024	$92,000	$100,504
		545,068
Office Services & Supplies–0.93%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	184,000	180,137
Pitney Bowes, Inc.,
6.88%, 03/15/2027(b)	70,000	72,100
7.25%, 03/15/2029(b)	105,000	107,983
		360,220
Oil & Gas Drilling–0.35%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	130,000	134,917
Oil & Gas Equipment & Services–0.26%
Oceaneering International, Inc., 4.65%, 11/15/2024	100,000	101,699
Oil & Gas Exploration & Production–7.34%
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	114,000	117,455
CNX Resources Corp., 6.00%, 01/15/2029(b)	110,000	112,764
Continental Resources, Inc., 3.80%, 06/01/2024	204,000	212,905
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	103,000	103,608
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	148,000	149,356
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	68,000	71,561
EQT Corp., 6.63%, 02/01/2025	123,000	137,446
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	185,000	183,668
8.00%, 01/15/2027	124,000	123,231
Gulfport Energy Operating Corp.,
6.38%, 05/15/2025	135,000	7,087
8.00%, 05/17/2026(b)	39,502	42,552
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	265,000	269,571
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	136,000	137,837
Murphy Oil Corp.,
6.88%, 08/15/2024	45,000	45,625
7.05%, 05/01/2029	80,000	87,592
6.38%, 12/01/2042	110,000	108,347
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	70,000	76,204
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	83,000	83,467
PDC Energy, Inc.,
6.13%, 09/15/2024	66,000	66,673
5.75%, 05/15/2026	145,000	146,723
Southwestern Energy Co.,
4.10%, 03/15/2022	290,000	289,807
6.45%, 01/23/2025	71,000	77,127
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	186,000	186,267
		2,836,873
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–2.06%
CVR Energy, Inc.,
5.25%, 02/15/2025(b)	$97,000	$92,623
5.75%, 02/15/2028(b)	181,000	171,418
EnLink Midstream Partners L.P.,
4.15%, 06/01/2025	75,000	76,892
4.85%, 07/15/2026	175,000	179,863
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	350,000	234,913
Weatherford International Ltd., 11.00%, 12/01/2024(b)	40,000	41,482
		797,191
Oil & Gas Storage & Transportation–2.14%
Buckeye Partners L.P., 4.13%, 03/01/2025(b)	100,000	100,793
EnLink Midstream LLC, 5.38%, 06/01/2029	109,000	109,700
EQM Midstream Partners L.P., 4.00%, 08/01/2024	100,000	102,932
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
6.00%, 03/01/2027(b)	70,000	71,928
5.50%, 01/15/2028(b)	269,000	263,312
Western Midstream Operating L.P., 4.35%, 02/01/2025	172,000	178,367
		827,032
Other Diversified Financial Services–2.01%
CNG Holdings, Inc., 12.50%, 06/15/2024(b)	43,000	41,159
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	90,000	98,044
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(f)	275,642	267,776
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	200,000	189,511
Operadora de Servicios Mega S.A. de C.V. Sofom ER (Mexico), 8.25%, 02/11/2025(b)	200,000	179,000
		775,490
Packaged Foods & Meats–0.35%
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	129,000	134,461
Paper Packaging–0.79%
Graphic Packaging International LLC, 4.13%, 08/15/2024	68,000	72,043
Sealed Air Corp.,
5.25%, 04/01/2023(b)	100,000	104,070
5.13%, 12/01/2024(b)	120,000	128,025
		304,138
Paper Products–0.39%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	68,000	73,576
Sylvamo Corp., 7.00%, 09/01/2029(b)	76,000	78,592
		152,168
Personal Products–1.74%
Avon Products, Inc. (United Kingdom), 8.45%, 03/15/2043	107,000	132,708
Principal Amount		Value
Personal Products–(continued)
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	$134,000	$139,938
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	199,000	210,331
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	200,000	189,380
		672,357
Pharmaceuticals–3.06%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	173,000	175,122
5.00%, 01/30/2028(b)	153,000	136,444
6.25%, 02/15/2029(b)	195,000	177,060
7.25%, 05/30/2029(b)	60,000	57,027
5.25%, 01/30/2030(b)	233,000	200,198
Elanco Animal Health, Inc., 5.90%, 08/28/2028	16,000	18,331
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	160,000	157,066
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	130,000	131,487
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	130,000	131,261
		1,183,996
Precious Metals & Minerals–0.00%
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(b)(c)	142,000	9
Property & Casualty Insurance–0.19%
MBIA, Inc., 5.70%, 12/01/2034	73,000	72,592
Regional Banks–0.60%
CIT Group, Inc., 5.00%, 08/01/2023	100,000	105,635
Synovus Financial Corp., 5.90%, 02/07/2029(d)	120,000	127,547
		233,182
Research & Consulting Services–0.27%
IHS Markit Ltd., 4.75%, 02/15/2025(b)	95,000	103,849
Restaurants–1.43%
Aramark Services, Inc.,
5.00%, 04/01/2025(b)	196,000	198,824
6.38%, 05/01/2025(b)	143,000	149,306
Brinker International, Inc., 5.00%, 10/01/2024(b)	70,000	73,807
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	123,000	129,784
		551,721
Security & Alarm Services–1.07%
CoreCivic, Inc.,
4.63%, 05/01/2023	192,000	192,417
4.75%, 10/15/2027	75,000	67,973
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/2024(b)	147,000	154,300
		414,690
Semiconductor Equipment–0.37%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)	135,000	143,067
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Specialized REITs–0.83%
Iron Mountain, Inc.,
4.88%, 09/15/2029(b)	$147,000	$149,342
5.25%, 07/15/2030(b)	167,000	170,481
		319,823
Specialty Stores–1.06%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	118,000	118,759
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	36,000	35,808
Staples, Inc., 7.50%, 04/15/2026(b)	257,000	255,556
		410,123
Steel–1.90%
Carpenter Technology Corp., 6.38%, 07/15/2028	204,000	215,740
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	237,000	250,865
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	69,000	72,427
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	92,000	89,541
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)	103,000	105,423
		733,996
Systems Software–0.44%
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	166,000	171,207
Technology Distributors–0.31%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	108,000	117,803
Technology Hardware, Storage & Peripherals–1.21%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	107,000	113,795
Xerox Corp., 6.75%, 12/15/2039	266,000	287,872
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	65,000	65,361
		467,028
Thrifts & Mortgage Finance–0.78%
MGIC Investment Corp., 5.75%, 08/15/2023	88,000	93,166
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	82,000	93,066
Radian Group, Inc., 6.63%, 03/15/2025	104,000	113,726
		299,958
Tobacco–0.29%
Vector Group Ltd., 5.75%, 02/01/2029(b)	118,000	112,492
Wireless Telecommunication Services–2.82%
Sprint Corp.,
7.88%, 09/15/2023	155,000	170,505
7.13%, 06/15/2024	200,000	224,416
7.63%, 02/15/2025	145,000	166,247
T-Mobile USA, Inc., 2.25%, 02/15/2026	51,000	50,452
VEON Holdings B.V. (Netherlands), 4.95%, 06/16/2024(b)	200,000	210,816
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Vmed O2 UK Financing I PLC (United Kingdom), 4.25%, 01/31/2031(b)	$277,000	$265,356
		1,087,792
Total U.S. Dollar Denominated Bonds & Notes (Cost $36,062,981)		35,984,773
Shares
Exchange-Traded Funds–2.83%
Invesco High Yield Bond Factor ETF (Cost $ 1,109,352)(g)	43,455	1,092,459
Common Stocks & Other Equity Interests–0.42%
Advertising–0.00%
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(h)	39	0
Apparel, Accessories & Luxury Goods–0.02%
Claire’s Holdings LLC	20	6,550
Coal & Consumable Fuels–0.03%
ACNR Holdings, Inc.(h)	232	12,180
Oil & Gas Equipment & Services–0.09%
Superior Energy Services, Inc.(h)	761	34,244
Oil & Gas Exploration & Production–0.28%
Gulfport Energy Corp.(i)	1,483	108,244
Total Common Stocks & Other Equity Interests (Cost $101,683)		161,218
Principal Amount
U.S. Treasury Securities–0.21%
U.S. Treasury Bills–0.21%
0.04% - 0.05%, 02/17/2022 (Cost $81,992)(j)(k)	$82,000	81,992
Variable Rate Senior Loan Interests–0.03%(l)(m)
Apparel, Accessories & Luxury Goods–0.03%
Claire’s Stores, Inc., Term Loan, 6.59% (1 mo. USD LIBOR + 6.50%), 12/18/2026 (Cost $10,660)	12,392	12,332
Shares
Preferred Stocks–0.01%
Apparel, Accessories & Luxury Goods–0.01%
Claire’s Holdings LLC, Series A, Pfd. (Cost $3,125)	5	1,294
Money Market Funds–1.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(n)	164,100	164,100
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(g)(n)	117,163	117,198
Invesco Treasury Portfolio, Institutional Class, 0.01%(g)(n)	187,542	187,542
Total Money Market Funds (Cost $468,838)		468,840
TOTAL INVESTMENTS IN SECURITIES–97.83% (Cost $37,838,631)		37,802,908
OTHER ASSETS LESS LIABILITIES—2.17%		839,703
NET ASSETS–100.00%		$38,642,611
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Investment Abbreviations:
DAC	– Designated Activity Co.
ETF	– Exchange-Traded Fund
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $22,979,026, which represented 59.47% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $676, which represented less than 1% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco High Yield Bond Factor ETF	$988,545	$792,089	$(673,639)	$(7,921)	$(6,615)	$1,092,459	$35,865
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	156,793	4,452,676	(4,445,369)	-	-	164,100	28
Invesco Liquid Assets Portfolio, Institutional Class	111,978	3,167,459	(3,162,232)	2	(9)	117,198	10
Invesco Treasury Portfolio, Institutional Class	179,192	5,088,773	(5,080,423)	-	-	187,542	12
Total	$1,436,508	$13,500,997	$(13,361,663)	$(7,919)	$(6,624)	$1,561,299	$35,915

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Non-income producing security.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	6	March-2022	$728,391	$1,023	$1,023
U.S. Treasury 10 Year Notes	19	March-2022	2,485,437	25,587	25,587
U.S. Treasury 10 Year Ultra Notes	12	March-2022	1,762,687	35,344	35,344
U.S. Treasury Long Bonds	3	March-2022	486,375	6,344	6,344
U.S. Treasury Ultra Bonds	1	March-2022	200,563	6,469	6,469
Subtotal—Long Futures Contracts				74,767	74,767
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	14	March-2022	$(3,062,281)	$(4,242)	$(4,242)
Total Futures Contracts				$70,525	$70,525

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00%	Quarterly	12/20/2026	3.2961%	USD	450,000	$40,057	$34,361	$(5,696)

(a)	Swaps are collateralized by $88,691 cash held with Citigroup Global Markets Inc., the Counterparty.
(b)	Implied credit spreads represent the current level, as of November 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$35,984,773	$—	$35,984,773
Exchange-Traded Funds	1,092,459	—	—	1,092,459
Common Stocks & Other Equity Interests	108,244	6,550	46,424	161,218
U.S. Treasury Securities	—	81,992	—	81,992
Variable Rate Senior Loan Interests	—	12,332	—	12,332
Preferred Stocks	—	1,294	—	1,294
Money Market Funds	468,840	—	—	468,840
Total Investments in Securities	1,669,543	36,086,941	46,424	37,802,908
Other Investments - Assets*
Futures Contracts	74,767	—	—	74,767
Other Investments - Liabilities*
Futures Contracts	(4,242)	—	—	(4,242)
Swap Agreements	—	(5,696)	—	(5,696)
	(4,242)	(5,696)	—	(9,938)
Total Other Investments	70,525	(5,696)	—	64,829
Total Investments	$1,740,068	$36,081,245	$46,424	$37,867,737

*	Unrealized appreciation (depreciation).
Invesco High Yield Bond Factor Fund